MERGER WITH VAPORIN, INC - Schedule of Pro Forma Consolidated Results of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Business Combinations [Abstract]
Wholesale and online revenues	$ 1,894,822	$ 3,232,557	$ 5,329,239	$ 14,708,586
Retail revenues	984,323	278,574	3,146,093	278,574
Net loss	$ (4,443,264)	$ (6,194,501)	$ (12,566,981)	$ (11,276,342)
Net loss per share	$ (0.55)	$ (1.39)	$ (1.95)	$ (2.90)
Weighted Average number of shares outstanding	8,050,317	8,050,317	6,457,981	3,882,224